SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details)	Sep. 30, 2025
Lease
Weighted average discount rate	5.25%
Weighted average remaining lease term (years)	2 years 3 months 29 days